Balance Sheet Details (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Details [Abstract]
Depreciation expense	$ 6,262	$ 642	$ 12,524	$ 4,449	$ 16,782
Accrued compensation						$ 266,852